Cash and Cash Equivalents and Restricted Cash and Other Investments (Details Narrative) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Cash and Cash Equivalents [Abstract]
Other investments	$ 11,386	$ 12,289